Property, Plant and Equipment - Disclosure of Movement in Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Oct. 26, 2016	Oct. 25, 2016
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	$ (2,292.0)
Additions	333.0	$ 271.0	$ 151.0
Scrapping of assets	(0.1)	(10.3)	(4.4)
Finance costs capitalised	14.0	5.0	5.0
Balance at end of year	(2,245.0)	(2,292.0)
Mining assets
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(1,625.0)
Balance at end of year	(1,755.0)	(1,625.0)
Mining assets | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(3,094.0)	(3,189.0)
Fully depreciated assets no longer in use derecognised	0.0	(295.0)
Additions	198.0	158.0
Disposals	(5.0)	(1.0)
Scrapping of assets	0.0	(23.0)
Adjustment to rehabilitation asset	(13.0)	(1.0)
Transfers and other movements	243.0	21.0
Translation	223.0	(302.0)
Balance at end of year	(3,604.0)	(3,094.0)	(3,189.0)
Mining assets | Impairment
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	1,469.0	1,648.0
Fully depreciated assets no longer in use derecognised	0.0	295.0
Impairment of assets	(251.0)	(112.0)
Disposals	5.0	1.0
Scrapping of assets	0.0	12.0
Depreciation	217.0	187.0
Translation	83.0	(124.0)
Balance at end of year	1,849.0	1,469.0	1,648.0
Mining assets under construction
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(237.0)
Balance at end of year	(183.0)	(237.0)
Mining assets under construction | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(237.0)	(107.0)
Additions	155.0	121.0
Depreciation capitalised	24.0	7.0
Finance costs capitalised	14.0	5.0
Transfers and other movements	(243.0)	(20.0)
Translation	4.0	(9.0)
Balance at end of year	(183.0)	(237.0)	(107.0)
Pre-production revenue	100.2	0.0
Undeveloped properties
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(414.0)
Balance at end of year	(288.0)	(414.0)
Undeveloped properties | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(415.0)	(372.0)
Translation	21.0	(43.0)
Balance at end of year	(394.0)	(415.0)	(372.0)
Undeveloped properties | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	1.0	1.0
Impairment of assets	(105.0)	0.0
Balance at end of year	106.0	1.0	1.0
Other non-mining assets
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(16.0)
Balance at end of year	(19.0)	(16.0)
Other non-mining assets | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(34.0)	(29.0)
Fully depreciated assets no longer in use derecognised	0.0	(1.0)
Additions	3.0	3.0
Transfers and other movements	(1.0)	0.0
Translation	4.0	(3.0)
Balance at end of year	(44.0)	(34.0)	(29.0)
Other non-mining assets | Impairment
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	18.0	15.0
Fully depreciated assets no longer in use derecognised	0.0	(1.0)
Impairment of assets	(4.0)	0.0
Depreciation	4.0	3.0
Translation	1.0	(1.0)
Balance at end of year	25.0	18.0	$ 15.0
Hidden Valley
Reconciliation of changes in property, plant and equipment
Interest disposed of (as a percent)					50.00%
Interest acquired (as a percent)				100.00%
Hidden Valley | Mining assets | Cost
Reconciliation of changes in property, plant and equipment
Deemed disposal of 50% of Hidden Valley	0.0	332.0
Acquisitions	0.0	76.0
Hidden Valley | Mining assets | Impairment
Reconciliation of changes in property, plant and equipment
Deemed disposal of 50% of Hidden Valley	0.0	(294.0)
Hidden Valley | Mining assets under construction | Cost
Reconciliation of changes in property, plant and equipment
Deemed disposal of 50% of Hidden Valley	0.0	8.0
Acquisitions	0.0	16.0
Moab Khotsong | Mining assets | Cost
Reconciliation of changes in property, plant and equipment
Acquisitions	310.0	0.0
Moab Khotsong | Other non-mining assets | Cost
Reconciliation of changes in property, plant and equipment
Acquisitions	12.0	$ 0.0
Hidden Valley | Mining assets | Cost
Reconciliation of changes in property, plant and equipment
Depreciation capitalised	$ 0.1